Shares and Net Proceeds, Including Loan Activity and Share Costs, of Employee Share Repurchases Contributed by USF Holding Corp (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Mar. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and outstanding beginning balance	1,000			1,000
Issued and outstanding beginning balance	1,000	1,000		1,000
Options, repurchased	$ (3,734)	$ (3,222)	$ (3,916)
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and outstanding beginning balance	7,169,000
Issued	52,000
Repurchased	(436,000)
Issued and outstanding beginning balance	6,785,000
Issued and outstanding beginning balance	33,885
Options, Issued	761
Options, repurchased	(2,724)
outstanding ending balance	$ 31,922